Note 2 - Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Summary of significant accounting policies

Basis of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Going concern

According to Accounting Standards Codification (“ASC”)
205
-
40,
Presentation of Financial Statements - Going Concern
(“ASC
205
-
40”
), management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one
year after the date that the financial statements are issued. This evaluation initially does not
take into consideration the potential mitigating effect of management’s plans that have not
been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (
1
) it is probable that the plans will be effectively implemented within one
year after the date that the financial statements are issued, and (
2
) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one
year after the date that the financial statements are issued.

The Company has incurred operating losses and negative cash flows from operations since inception. To date, the Company has no
product revenue and management expects operating losses to continue for the foreseeable future, and has primarily funded these losses through equity financings. The Company incurred a net loss of $
7,827
during the
three
months period ended
March 31, 2019
and has an accumulated deficit of
$186,053
as of
March 31, 2019.
Net cash used in operations was approximately
$5,060
for the
three
months period ended
March 31, 2019,
the Company had
$1,961
of cash on hand, with current liabilities amounting to
$19,470.
Losses are anticipated in the ongoing development of the Company’s business and therefore there can be no
assurance that the Company will be able to achieve profitability.

The continuing operations of the Company depends upon the Company’s ability to obtain necessary financing to fund its working capital requirement. These financial statements have been prepared in accordance with U.S. GAAP, on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. These financial statements do not
include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.

In order to enable the Company to operate as a going concern in the foreseeable future, the Company will need, among other things, additional capital resources. There can be no
assurance that capital will be available as necessary to meet the Company’s working capital requirements or, if the capital is available, that it will be on terms acceptable to the Company. The issuance of additional equity securities by the Company may
result in dilution in the equity interests of its current shareholders. Obtaining commercial loans, assuming those loans will be available, will increase the Company’s liabilities and future cash commitments. If the Company is unable to obtain financing in the amounts and on terms deemed acceptable, the business and future success will be adversely affected including suspension of business operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions reflected in these financial statements include, but are not
limited to share-based compensation, clinical trial accrual, valuation allowance for deferred tax assets, estimating of useful life for property and equipment and estimating the incremental borrowing rates for operating lease liabilities. Estimates are periodically reviewed in light of changes in circumstances, facts and experiences. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Government grants

Government grants relating to assets are recognized in the consolidated balance sheets upon receipt and amortized as other income over the weighted average useful life of the related assets. Government grants relating to income that involves no
conditions or continuing performance obligations of the Company are recognized as other income upon receipt. Government grants for Dalian Wanchun Pharmaceutical Co., Ltd. (“Wanchun Pharma”) amounting to
$316
(
RMB2,000
) were received in
December 2014.
The government grant was transferred to Wanchunbulin since Wanchun Pharma was liquidated in
August 2015.
The Company previously included the government grant under current liabilities as the amendment procedures for changing the beneficiary to Wanchunbulin was still under review of the local government. During the three
months ended
March 31, 2018,
the Company obtained approval from local government and became eligible for the government grant and recorded the government grant as other income in the consolidated statements of comprehensive loss during the current period.

Fair value measurements

The Company applies ASC
820,
Fair Value Measurements and Disclosures
(“ASC
820”
), in measuring fair value. ASC
820
defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC
820
establishes a
three
-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2— Other inputs that are directly or indirectly observable in the marketplace.

•	Level 3— Unobservable inputs which are supported by little or no market activity.

ASC
820
describes
three
main approaches to measuring the fair value of assets and liabilities: (
1
) market approach; (
2
) income approach and (
3
) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Company primarily include cash, due from related parties, due to related parties, accounts payable and long-term loans. Except for the long-term loans, the carrying values of these financial instruments approximated their fair value due to their short term nature as of
December 31, 2018
and
March 31, 2019.

As of
March 31, 2019,
the total carrying amount of long-term loans was $
2,980,
compared with an estimated fair value of
$2,989.
The fair value of the long-term debt is estimated by discounting cash flows using interest rates currently available for debts with similar terms and maturities (Level
2
fair value measurement).
)

Leases

The Company determines if an arrangement is a lease at inception. The Company has lease agreements with lease and non-lease components, which are accounted for as a single lease component based on the Company’s policy election to combine lease and non-lease components for its leases. Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC
842
-
20
-
25.
The Company’s lease portfolio consists entirely of operating leases as of
March 31, 2019.
The Company’s leases do
not
contain any material residual value guarantees or material restrictive covenants.

At the commencement date of a lease, the Company determines the classification of the lease based on the relevant factors present and records right-of-use (“ROU”) assets and lease liabilities. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are calculated as the present value of the lease payments not
yet paid. Variable lease payments
not
dependent on an index or rate are excluded from the ROU asset and lease liability calculations and are recognized in expense in the period which the obligation for those payments is incurred. As the rate implicit in the Company’s leases is not
typically readily available, the Company uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Company could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may
contain options to extend the lease when it is reasonably certain that the Company will exercise that option.

Operating leases are included in operating lease right-of-use assets and lease liabilities on the condensed consolidated balance sheets. Lease liabilities that become due within one
year of the balance sheet date are classified as current liabilities.

Leases with an initial lease term of
12
months or less are
not
recorded on the condensed consolidated balance sheets. Lease expense for these leases is recognized on a straight-line basis over the lease term.

Recent accounting pronouncements

New accounting standard which have been implemented

In
February 2016,
the Financial Accounting Standards Board ("FASB") issued ASU
No.
2016
-
2,
Leases
. Subsequently, the FASB issued ASU
2018
-
1,
Land Easement Practical Expedient
, which provides an optional transition practical expedient for land easements, ASU
2018
-
10,
Codification Improvements to Topic
842,
Leases,
which clarifies certain aspects of the guidance issued in ASU
2016
-
2;
ASU
2018
-
11,
Leases (Topic
842
): Targeted Improvements
, which provides an additional transition method and a practical expedient for separating components of a contract for lessors, ASU
2018
-
20,
Leases (Topic
842
)- Narrow-Scope Improvements for Lessors
, which allows certain accounting policy elections for lessors; and ASU
2019
-
1,
Leases (Topic
842
): Codification Improvements
, which clarifies certain aspects of the guidance (collectively, the "Lease ASUs"). The Lease ASUs require lessees to recognize assets and liabilities related to lease arrangements longer than
12
months on the balance sheet. This standard also requires additional disclosures by lessees and contains targeted changes to accounting by lessors. The updated guidance was effective for interim and annual periods beginning after
December 15, 2018,
with early adoption permitted. Leases will be classified as finance or operating, with the classification affecting the pattern and classification of expense recognition. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not
significantly changed from previous GAAP. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial adoption. The guidance permits entities to choose to use either its effective date or the beginning of the earliest period presented in the financial statements as its date of initial application.

The Company adopted the new standard effective
January 1, 2019
using the modified retrospective transition approach and did not
restate comparative periods. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which permits the Company not
to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. Upon adoption, the Company recognized a lease liability of
$3,169,
with corresponding ROU assets of
$3,188
based on the present value of the remaining minimum rental payments under existing operating leases. The difference between the lease liability and right-of-use asset relates to the reversal of existing prepaid rent balance of
$19.
The adoption of the standard did
not
have material impact on the Company’s condensed consolidated statements of operations or cash flows.

In
June 2018,
the FASB issued ASU
2018
-
7,
Compensation—Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting
(“ASU
2018
-
7”
). This update expands the scope of Topic
718
to include share-based payment transactions for acquiring goods and services from nonemployees. This update also specifies that Topic
718
applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. This update is effective in fiscal years, including interim periods, beginning after
December 15, 2018.
There was
no
material impact to the Company's consolidated financial statements from adopting this standard.

Impact of adopted accounting standards

The cumulative effect of changes made to the Company’s condensed consolidated balance sheet as of
January 1, 2019
for the adoption of the Lease ASUs were as follows:

	Balance at December 31, 2018	Adjustments due to Lease ASUs	Balance at January 1, 2019
	$	$	$
Assets:
Prepaid expenses and other current assets	292	(19)	273
Operating lease right-of-use assets	-	3,188	3,188
Liabilities:
Current portion of operating lease liabilities	-	605	605
Operating lease liabilities	-	2,564	2,564